Long-Term Investments - Additional Information (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Mar. 11, 2019 USD ($)	Apr. 30, 2020 USD ($)	Jan. 31, 2019 HKD ($) shares	Apr. 30, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Schedule Of Investments [Line Items]
Proceeds from disposal of equity method investments | ¥					¥ 6,380,000	¥ 1,671,092
Yibon
Schedule Of Investments [Line Items]
Equity securities without readily determinable fair values, percentage				30.00%
Payment to acquire, equity securities without readily determinable fair values | ¥				¥ 103,701,474
Available-for-sale debt investment, fair value					¥ 103,701,474		¥ 106,493,137	$ 16,711,097
Equity interest held by holders of investee to be exchanged into shares of investor						70.00%
Zhejiang New Century Hotel Management Co [Member]
Schedule Of Investments [Line Items]
Percentage of ownership	4.95%
Equity interest, ordinary shares	$ 29,200,000
Proceeds from disposal of equity method investments		$ 32,400,000
China Gingko Education Group Company Limited | Initial Public Offering
Schedule Of Investments [Line Items]
Equity interest, percentage			5.56%
Equity interest, ordinary shares | shares			27,776,000
Equity interest			$ 40,400
China Gingko Education Group Company Limited | Secondary Market [Member]
Schedule Of Investments [Line Items]
Equity interest, percentage			2.71%
Equity interest, ordinary shares | shares			13,560,000
Equity interest			$ 19,530